SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)			3 Months Ended						9 Months Ended	12 Months Ended
	Apr. 21, 2023 USD ($) shares	Jan. 24, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Oct. 15, 2023 USD ($) shares	Jul. 23, 2023 USD ($) shares	Apr. 30, 2023 USD ($) shares	Oct. 09, 2022 USD ($) shares	Jul. 17, 2022 USD ($) shares	Apr. 24, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Apr. 25, 2021 USD ($) shares	Apr. 26, 2020 USD ($) shares
Temporary equity, carrying amount											$ 75,262,000	$ 73,488,000	$ 53,468,000	$ 53,468,000	$ 53,468,000	$ 52,218,000		$ 44,718,000	$ 42,018,000
Class A common stock subject to possible redemption, outstanding (in shares) | shares											11,054,593	10,999,393	10,203,945	10,203,945	10,203,945	10,085,612		9,585,612	9,310,612
Class A common stock subject to possible redemption, issued (in shares) | shares											11,054,593		10,203,945
Unrecognized tax benefits			$ 0						$ 0				$ 0			$ 0
Unrecognized tax benefits accrued for interest and penalties													$ 0			$ 0
Unrecognized tax benefits accrued for penalty			30,821						30,821
BANYAN ACQUISITION CORPORATION
Operating cash			304,554						304,554	$ 510,893							$ 54,057
Cash equivalents			0						$ 0	0							$ 0
Temporary equity, accretion to redemption value			233,048	$ 1,082,415	$ 813,105	$ 1,299,483	$ 353,852	$ 65,397		(3,996,857)
Unrecognized tax benefits										0
Unrecognized tax benefits accrued for interest and penalties										0
Additional Paid-In Capital | BANYAN ACQUISITION CORPORATION
Offering costs		$ 14,647,648
Accumulated Deficit | BANYAN ACQUISITION CORPORATION
Offering costs		500,307
Temporary equity, accretion to redemption value			$ 233,048	1,082,415	813,105	$ 1,299,483	$ 353,852	65,397		(3,996,857)
Initial Public Offering | BANYAN ACQUISITION CORPORATION
Transaction costs		15,147,955
Underwriting fees		4,830,000
Deferred underwriting fees		9,660,000
Offering costs		657,955
Temporary equity, accretion to redemption value								26,976,223
Initial Public Offering | Additional Paid-In Capital | BANYAN ACQUISITION CORPORATION
Temporary equity, accretion to redemption value								4,528,638
Initial Public Offering | Accumulated Deficit | BANYAN ACQUISITION CORPORATION
Temporary equity, accretion to redemption value								$ 22,447,585
Class A Common Stock Subject to Possible Redemption
Class A common stock subject to possible redemption, outstanding (in shares) | shares			3,998,687						3,998,687
Class A Common Stock Subject to Possible Redemption | BANYAN ACQUISITION CORPORATION
Number of shares redeemed | shares	20,151,313
Value of shares redeemed	$ (210,031,815)			(210,031,815)					$ (210,031,815)
Temporary equity, carrying amount	$ 3,998,687		$ 42,423,610	$ 42,190,562	$ 251,139,962				$ 42,423,610	$ 250,326,857
Class A common stock subject to possible redemption, outstanding (in shares) | shares			3,998,687						3,998,687	24,150,000							0
Class A common stock subject to possible redemption, issued (in shares) | shares			3,998,687						3,998,687	24,150,000							0
Temporary equity, accretion to redemption value		26,976,223
Additional remeasurement									$ 6,125,425	$ 3,996,857
Class A Common Stock Subject to Possible Redemption | Additional Paid-In Capital | BANYAN ACQUISITION CORPORATION
Temporary equity, accretion to redemption value		4,528,638
Class A Common Stock Subject to Possible Redemption | Accumulated Deficit | BANYAN ACQUISITION CORPORATION
Temporary equity, accretion to redemption value		$ 22,447,585
Class A Common Stock Subject to Possible Redemption | Initial Public Offering | BANYAN ACQUISITION CORPORATION
Temporary equity, accretion to redemption value										(26,976,223)
Class A Common Stock Subject to Possible Redemption | Initial Public Offering | Additional Paid-In Capital | BANYAN ACQUISITION CORPORATION
Temporary equity, accretion to redemption value										(4,528,638)
Class A Common Stock Subject to Possible Redemption | Initial Public Offering | Accumulated Deficit | BANYAN ACQUISITION CORPORATION
Temporary equity, accretion to redemption value										$ (22,447,585)
Class B common stock
Converted common stock | shares	2,000,000
Stock split ratio	1
Class B common stock | BANYAN ACQUISITION CORPORATION
Class A common stock subject to possible redemption, outstanding (in shares) | shares	1,018,750
Converted common stock | shares	2,000,000